Basis of Presentation and General Information (Details)	9 Months Ended						0 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended					9 Months Ended	0 Months Ended				0 Months Ended			0 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2014 Dorian Holdings	Jul. 29, 2013 Mr. John Hadjipateras	Mar. 31, 2014 SeaDor	Jul. 29, 2013 SeaDor	Jul. 29, 2013 Institutional investors and high net worth investors	Jul. 29, 2013 Business combination USD ($)	Jul. 29, 2013 Business combination Dorian Holdings USD ($) item	Jul. 29, 2013 Business combination Dorian Holdings CNML	Jul. 29, 2013 Business combination Dorian Holdings CJNP	Jul. 29, 2013 Business combination Dorian Holdings CMNL	Jul. 29, 2013 Business combination Dorian Holdings Other subsidiaries USD ($) item	Jul. 29, 2013 Business combination Dorian Holdings Other subsidiaries	Jul. 29, 2013 Business combination Affiliates of Dorian Holdings Grendon Tanker LLC USD ($)	Jul. 29, 2013 Business combination Affiliates of Dorian Holdings Grendon Tanker LLC	Jul. 29, 2013 Asset acquisition SeaDor SeaCor LPG I LLC USD ($) item	Jul. 29, 2013 Asset acquisition SeaDor SeaCor LPG I LLC USD ($)	Jul. 29, 2013 Asset acquisition SeaDor SeaCor LPG I LLC NOK	Apr. 25, 2014 Common stock	Feb. 12, 2014 Common stock	Nov. 26, 2013 Common stock	Jul. 29, 2013 Common stock	Jul. 01, 2013 Common stock	Mar. 31, 2014 Common stock	Jul. 29, 2013 Common stock Dorian Holdings	Jul. 01, 2013 Common stock Dorian Holdings	Jul. 29, 2013 Common stock Dorian Holdings USD ($)	Jul. 29, 2013 Common stock Dorian Holdings NOK	Jul. 29, 2013 Common stock SeaDor	Jul. 29, 2013 Common stock SeaDor USD ($)	Jul. 29, 2013 Common stock SeaDor NOK	Jul. 29, 2013 Common stock Business combination Dorian Holdings	Jul. 29, 2013 Common stock Asset acquisition SeaDor SeaCor LPG I LLC	Feb. 12, 2014 Common stock Private placement USD ($)	Feb. 12, 2014 Common stock Private placement NOK	Nov. 26, 2013 Common stock Private placement USD ($)	Nov. 26, 2013 Common stock Private placement NOK	Jul. 29, 2013 Common stock Private placement USD ($)	Jul. 29, 2013 Common stock Private placement USD ($)	Jul. 29, 2013 Common stock Private placement NOK
Basis of presentation and general information
Reverse stock split																			0.2
Shares issued																				5,649,200	24,071,506	18,644,324	100		4,667,135	100			4,667,135					5,649,200	5,649,200	16,081,081	16,081,081	9,310,054
Value of common stock (per share)																	$ 12.66	75.00									$ 12.66	75.00		$ 12.66	75.00			$ 17.92	110.00	$ 15.16	92.50		$ 12.66	75.00
Gross proceeds received																																						$ 117,900,000
Number of shares acquired in exchange of common stock																																4,667,135	4,667,135
Cash consideration							16,405,396	9,732,911						6,625,000
Total non-stock consideration							75,497,895	68,825,410						6,672,485
Interest transferred to Dorian LPG Ltd. (as a percent)									100.00%	100.00%	100.00%		100.00%		100.00%		100.00%	100.00%
Number of VLGC vessels acquired	19															1
Number of Ship Owning Entities								3
Number of entities acquired												2
Number of VLGC vessels acquired												1
Number of VLGCs with option rights to construct												1.5				1.5
Cash acquired from acquisition												$ 2,670,000				$ 49,854,870
Shares cancelled																						100		18
Ownership interest (as a percent)		11.70%	25.00%	19.30%	25.00%	50.00%